Operating Leases - Current and Non-current Lease Obligation (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Operating leases
Total operating lease liabilities	¥ 748,875		¥ 803,170
Less: Current operating lease liabilities	(246,394)	$ (37,762)	(298,728)
Long-term operating lease liabilities	¥ 502,481	$ 77,008	¥ 504,442